GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Schedule of Goodwill Activity
	Syneron	LI	RBT	CT	Total

As of December 31, 2013	$15,321	$3,127	$2,528	$-	$20,976

Acquisitions and others	-	57	-	5,437	5,494
Impairment	-		(1,185)		(1,185)

As of December 31, 2014	15,321	3,184	1,343	5,437	25,285

Acquisitions and others	-	-	-	-	-
Impairment	-	-	(1,343)	(2,500)	(3,843)

As of December 31, 2015	$15,321	$3,184	$-	$2,937	$21,442